Segmented Information - Schedule of Segment Composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Revenues	$ 5,495.0	$ 4,256.7
Cost of sales	(3,227.1)	(2,455.3)
Operating and administrative	(1,298.7)	(1,129.0)
Accretion expenses	(5.1)	(10.9)
Depreciation and amortization	(438.0)	(394.0)
Provision on assets (note 6)	(415.8)	(728.7)
Income (loss) from equity investments	141.1	47.9
Other income (loss)	908.1	0.9
Foreign exchange gains (losses)	(1.0)	4.5
Interest expense	(345.8)	(309.0)
Income (loss) before income taxes	812.7	(716.9)
Net additions (reductions) to property, plant and equipment	(1,090.2)	572.5
Net additions (reductions) to intangible assets	36.5	45.7
Utilities
Segment Reporting Information
Revenues	2,564.2	1,752.6
Provision on assets (note 6)	0.0	(193.7)
Midstream
Segment Reporting Information
Revenues	1,574.3	1,344.6
Power
Segment Reporting Information
Revenues	1,356.3	1,162.0
Provision on assets (note 6)	(380.6)	(381.3)
Corporate
Segment Reporting Information
Revenues	0.2	(2.5)
Operating Segments
Segment Reporting Information
Revenues	5,539.4	4,369.2
Operating Segments | Utilities
Segment Reporting Information
Revenues	2,590.8	1,765.6
Cost of sales	(1,117.9)	(838.3)
Operating and administrative	(860.7)	(727.4)
Accretion expenses	(0.1)	(0.1)
Depreciation and amortization	(261.6)	(165.8)
Provision on assets (note 6)	0.0	(193.7)
Income (loss) from equity investments	18.3	7.2
Other income (loss)	27.0	4.5
Foreign exchange gains (losses)	0.0	0.0
Interest expense	0.0	(103.9)
Income (loss) before income taxes	395.8	(251.9)
Net additions (reductions) to property, plant and equipment	839.6	507.0
Net additions (reductions) to intangible assets	22.6	21.8
Operating Segments | Midstream
Segment Reporting Information
Revenues	1,581.2	1,435.0
Cost of sales	(1,057.7)	(976.4)
Operating and administrative	(249.1)	(201.7)
Accretion expenses	(3.9)	(4.0)
Depreciation and amortization	(92.1)	(84.4)
Provision on assets (note 6)	(35.2)	(153.7)
Income (loss) from equity investments	122.4	51.1
Other income (loss)	28.7	0.7
Foreign exchange gains (losses)	(4.5)	(0.2)
Interest expense	0.0	(10.6)
Income (loss) before income taxes	289.8	55.8
Net additions (reductions) to property, plant and equipment	350.3	383.4
Net additions (reductions) to intangible assets	4.9	4.7
Operating Segments | Power
Segment Reporting Information
Revenues	1,367.2	1,171.0
Cost of sales	(1,084.4)	(743.7)
Operating and administrative	(159.8)	(159.1)
Accretion expenses	(1.1)	(6.8)
Depreciation and amortization	(72.3)	(130.5)
Provision on assets (note 6)	(380.6)	(381.3)
Income (loss) from equity investments	0.4	(10.4)
Other income (loss)	853.8	(5.9)
Foreign exchange gains (losses)	0.0	(0.1)
Interest expense	0.0	(8.9)
Income (loss) before income taxes	523.2	(275.7)
Net additions (reductions) to property, plant and equipment	(2,281.3)	(321.9)
Net additions (reductions) to intangible assets	0.0	12.5
Operating Segments | Corporate
Segment Reporting Information
Revenues	0.2	(2.4)
Cost of sales	0.0	0.0
Operating and administrative	(40.6)	(50.6)
Accretion expenses	0.0	0.0
Depreciation and amortization	(12.0)	(13.3)
Provision on assets (note 6)	0.0	0.0
Income (loss) from equity investments	0.0	0.0
Other income (loss)	(1.4)	2.0
Foreign exchange gains (losses)	3.5	4.8
Interest expense	(345.8)	(185.6)
Income (loss) before income taxes	(396.1)	(245.1)
Net additions (reductions) to property, plant and equipment	1.2	4.0
Net additions (reductions) to intangible assets	9.0	6.7
Intersegment Elimination
Segment Reporting Information
Revenues	(44.4)	(112.5)
Cost of sales	32.9	103.1
Operating and administrative	11.5	9.8
Accretion expenses	0.0	0.0
Depreciation and amortization	0.0	0.0
Provision on assets (note 6)	0.0	0.0
Income (loss) from equity investments	0.0	0.0
Other income (loss)	0.0	(0.4)
Foreign exchange gains (losses)	0.0	0.0
Interest expense	0.0	0.0
Income (loss) before income taxes	0.0	0.0
Net additions (reductions) to property, plant and equipment	0.0	0.0
Net additions (reductions) to intangible assets	0.0	0.0
Intersegment Elimination | Utilities
Segment Reporting Information
Revenues	(26.6)	(13.0)
Intersegment Elimination | Midstream
Segment Reporting Information
Revenues	(6.9)	(90.4)
Intersegment Elimination | Power
Segment Reporting Information
Revenues	(10.9)	(9.0)
Intersegment Elimination | Corporate
Segment Reporting Information
Revenues	$ 0.0	$ (0.1)